INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-cash expense	$ 408,000	$ 0	$ (164,000)
Capital losses carried forward	12,637,000
Mexican [Member]
Statement [Line Items]
Non-capital tax losses carried forward	$ 42,575,000
Non-capital losses expiry date range	2023 to 2032
Canadian [Member]
Statement [Line Items]
Non-capital tax losses carried forward	$ 7,733,000
Non-capital losses expiry date range	2023 to 2042